UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003
                                                ----------------------------

Check here if Amendment [  ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CCGrowth Investments, L.P.
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Address:   99 High Street
           --------------------------------------------------
           Boston, Massachusetts 02110
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Form 13F File Number:
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald V. Dougherty
           --------------------------------------------------
Title:     President
           --------------------------------------------------
Phone:     (617) 848-4100
           --------------------------------------------------

Signature, Place, and Date of Signing:


       /s/ Donald V. Dougherty   Boston, Massachusetts        February 13, 2004
         [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                     0
                                              -------------

Form 13F Information Table Entry Total:               41
                                              -------------

Form 13F Information Table Value Total:          $59,621
                                              -------------
                                               (thousands)


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


CCGROWTH INVESTMENTS, LP
JUNE 30, 2003
                                    TITLE OF                                                       INVESTMENT          VOTING
         INVESTMENT DESCRIPTION      CLASS     SYMBOL    CUSIP       MARKET VALUE      QUANTITY    DISCRETION       AUTHORITY-SOLE
ATI TECHNOLOGIES INC COM                        ATYT      001941103      $ 723,976       47,882     SOLE                    47,882
AU OPTRONICS CORP SPONSORED ADR                 AUO       002255107      $ 572,232       48,006     SOLE                    48,006
AGERE SYS INC CLASS A                           AGRA      00845V100      $ 438,462      143,758     SOLE                   143,758
AIRTRAN HLDGS INC COM                           AAI       00949P108    $ 1,790,022      150,422     SOLE                   150,422
BELL MICROPRODUCTS INC COM                      BELM      078137106      $ 589,308       65,045     SOLE                    65,045
BOSTON SCIENTIFIC CORP COM                      BSX       101137107    $ 7,352,000      200,000     SOLE                   200,000
CALIFORNIA AMPLIFIER INC COM                    CAMP      129900106      $ 675,191       47,988     SOLE                    47,988
CELSION CORPORATION COM                         CLN       15117N107      $ 314,425      240,019     SOLE                   240,019
CIRCUIT CITY STORE INC COM                      CC        172737108      $ 573,865       56,650     SOLE                    56,650
CITIGROUP INC COM                               C         172967101    $ 4,660,374       96,011     SOLE                    96,011
COACH INC COM                                   COH       189754104    $ 1,899,089       50,307     SOLE                    50,307
CREE INC COM                                    CREE      225447101    $ 1,694,047       95,763     SOLE                    95,763
DEVON ENERGY CORP NEW COM                       DVN       25179M103    $ 2,702,672       47,200     SOLE                    47,200
ENERGIZER HLDGS INC COM                         ENR       29266R108    $ 1,878,000       50,000     SOLE                    50,000
ESPERION THERAPEUTICS INC COM                   ESPR      29664R106    $ 2,491,477       72,008     SOLE                    72,008
FOOT LOCKER INC COM                             FL        344849104    $ 1,125,717       48,005     SOLE                    48,005
GTECH HLDGS CORP COM                            GTK       400518106    $ 1,287,730       26,020     SOLE                    26,020
INTERNAP NETWORK SVCS CORP COM                  INAP      45885A102      $ 136,681       55,788     SOLE                    55,788
INTERNET SEC SYS INC COM                        ISSX      46060X107      $ 903,953       48,006     SOLE                    48,006
LEHMAN BROTHERS HLDGS INC COM                   LEH       524908100    $ 3,088,800       40,000     SOLE                    40,000
MBNA CORP COM                                   KRB       55262L100    $ 1,189,868       47,882     SOLE                    47,882
NPS PHARMACEUTICALS INC COM                     NPSP      62936P103    $ 1,472,824       48,006     SOLE                    48,006
NVIDIA CORP COM                                 NVDA      67066G104    $ 2,784,000      120,000     SOLE                   120,000
PEOPLESOFT INC COM                              PSFT      712713106    $ 1,467,699       64,401     SOLE                    64,401
PULTE HOMES INC COM                             PHM       745867101    $ 2,808,600       30,000     SOLE                    30,000
RITE AID CORP COM                               RAD       767754104      $ 196,983       32,613     SOLE                    32,613
SAPIENT CORP COM                                SAPE      803062108      $ 175,647       31,143     SOLE                    31,143
SILICON LABORATORIES INC COM                    SLAB      826919102      $ 432,800       10,000     SOLE                    10,000
TLC VISION CORP COM                             TLCV      872549100      $ 190,473       28,729     SOLE                    28,729
TAKE-TWO INTERACTIVE SOFTWAR COM                TTWO      874054109    $ 1,441,000       50,000     SOLE                    50,000
TRIPATH TECHNOLOGY INC COM                      TRPH      89672P104      $ 264,117       37,785     SOLE                    37,785
UNITEDGLOBALCOM CL A                            UCOMA     913247508      $ 407,091       48,006     SOLE                    48,006
UNUMPROVIDENT CORP COM                          UNM       91529Y106    $ 2,272,772      144,120     SOLE                   144,120
VALERO ENERGY CORP NEW COM                      VLO       91913Y100    $ 3,128,784       67,518     SOLE                    67,518
WEBMD CORP COM                                  HLTH      94769M105      $ 863,130       96,010     SOLE                    96,010
SEAGATE TECHNOLOGY SHS                          STX       G7945J104    $ 1,028,897       54,439     SOLE                    54,439
TIME WARNER INC COM                             TWX       887317105      $ 863,628       48,006     SOLE                    48,006
FIRST MARBLEHEAD CORP COM                       FMD       320771108    $ 1,368,310       62,537     SOLE                    62,537
NEIGHBORCARE INC COM                            NCRX      64015Y104      $ 395,000       20,000     SOLE                    20,000
ASPEN INSURANCE HOLDINGS LTD SHS                AHL       G05384105      $ 235,943        9,510     SOLE                     9,510
YELLOW ROADWAY CORP COM                         YELL      985577105    $ 1,736,377       48,006     SOLE                    48,006

                                                                      $ 59,621,962    2,727,589                          2,727,589

                                                                                                           # of securities      41

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